Organization and Description of Business (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Description of Business [Abstract]
Schedule of Financial Statements

As of December 31, 2025, the consolidated financial statements of the Company reflected the principal activities of the entities listed below. All inter-company balances and transactions have been eliminated upon consolidation.

Name of the Entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc.	British Virgin Islands	Parent
ReTo Global Holdings (“ReTo Global”)**	British Virgin Islands	100%
New REIT International Co., Limited (“New REIT”)	Hong Kong, China	100%
Sunoro Holdings Limited (“Sunoro Holdings”)	Hong Kong, China	100%
Beijing ReTo Hengda Technology Co., Ltd. (“ReTo Hengda”)*	Beijing, China	100%
Honghe ReTo Ecological Technology Co., Ltd. (“Honghe ReTo”)	Yunnan, China	100%
Zhangjiakou ReTo Intelligent Equipment Manufacturing Co., Ltd. (“Zhangjiakou ReTo”)**	Hebei, China	100%
Beijing ReTo Hengye Technology Co., Ltd. (“ReTo Hengye”)*	Beijing, China	100%
Beijing ReTo Xincheng Technology Co., Ltd. (“ReTo Xincheng”)**	Beijing, China	100% controlled by ReTo Hengye
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”)	Beijing, China	100%
MeinMalze Bier Holdings Limited (“MMB”)	British Virgin Islands	51% controlled by ReTo
MeinMalze Bier Global Limited (“MMB HK”)	Hong Kong, China	100% controlled by MMB
Shenzhen Dirong Century Big Data Technology Co., Ltd. (“Dirong”)	Shenzhen, China	100% controlled by MMB HK
Shenzhen MeinMalzeBier Catering Management Co., Ltd. (“Shenzhen MMB”)	Shenzhen, China	100% controlled by MMB HK

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* On April 8, 2025, Sunoro Hengda (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengda Technology Co., Ltd.”

* On April 10, 2025, Sunoro Bochuang (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengye Technology Co., Ltd.”

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** On August 1, 2025, the Company registered a new subsidiary in British Virgin Islands, ReTo Global Holdings.

** On October 16, 2025, the Company registered a new subsidiary in Hebei, China, Zhangjiakou ReTo Intelligent Equipment Manufacturing Co., Ltd.

** On November 17, 2025, the Company registered a new subsidiary in Beijing, China, Beijing ReTo Xincheng Technology Co., Ltd.